CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Cash flows from operating activities:
Net income/(loss)		$ 340.2		$ 486.1		$ 534.7
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and amortization		7.9		(1.0)		11.0
Replacement awards and share-based compensation		41.7		0.0		0.0
Amortization of right-of-use operating lease assets		10.1		9.9		10.7
Interest on operating lease liabilities		3.6		4.1		4.5
Realized and unrealized investment gains		(61.4)		(52.6)		(75.9)
Realized and unrealized investment losses	[1]	72.3		102.1		61.4
Deferred tax expense/(benefit)		22.3		(88.6)		(197.7)
Net realized and unrealized investment foreign exchange (gains)/losses		(7.9)		11.2		(5.3)
Net change from current period hedged transactions		6.7		(6.5)		(14.0)
Unrealized (gain)/loss on real estate fund in net investment income		5.8		6.1		17.9
Adjustment to Reconcile Net Income to Cash Provided by (Used in) Operating Activity, Increase (Decrease) in Operating Capital [Abstract]
Reserve for losses and loss adjustment expenses		602.4		312.0		99.7
Unearned premiums		80.0		219.5		(31.2)
Unpaid losses recoverable from reinsurers		(109.9)		405.8		319.9
Ceded unearned premiums		(66.9)		(168.2)		3.8
Deferred acquisition costs		(35.1)		(25.9)		22.8
Reinsurance premiums payable		(380.8)		(515.5)		(563.5)
Underwriting premiums receivable		(83.8)		(181.7)		47.1
Income tax payable and refundable		8.8		(3.0)		3.5
Accrued expenses and other payables		79.9		22.4		13.2
Derivative assets and derivative liabilities		(25.4)		38.4		15.4
Operating lease liabilities		(15.7)		(15.9)		(15.5)
Other (1)		(55.8)		(3.8)		62.2
Net cash provided by operating activities		439.0		554.9		324.7
Cash flows from investing activities:
(Purchases) of fixed income securities — Available for sale		(2,604.4)		(2,468.5)		(1,554.8)
(Purchases) of fixed income securities — Trading		(436.8)		(544.6)		(418.5)
Proceeds from sales and maturities of fixed income securities — Available for sale		2,481.6		1,872.7		1,326.7
Proceeds from sales and maturities of fixed income securities — Trading		623.0		850.1		474.0
Net proceeds from catastrophe bonds — Trading		1.0		0.5		1.5
(Purchases) of short-term investments — Available for sale		(216.2)		(334.7)		(265.9)
Proceeds from sales and maturities of short-term investments — Available for sale		437.9		167.0		231.0
(Purchases) of short-term investments — Trading		(20.5)		(5.7)		(15.1)
Proceeds from sales and maturities of short-term investments — Trading		21.7		6.7		19.5
(Purchases) of privately-held investments — Available for sale		(33.7)		(10.0)		(14.7)
(Purchases) of privately-held investments — Trading		(78.0)		(57.0)		(99.0)
Proceeds from sale of privately-held investments — Trading		243.3		195.4		136.9
Payments to acquire equity investments		(48.2)		0.0		0.0
Proceeds from sales of equity investments		42.2		0.0		0.0
Net change in (payable)/receivable for securities (purchased)/sold		(36.9)		16.8		19.9
(Purchases) of other investments		(39.5)		(32.5)		(9.3)
Proceeds from sales of other investments		21.4		8.5		4.9
Net (purchases) of fixed assets		18.1		17.5		8.9
Net (purchases) of investments, equity method		0.0		0.0		(0.4)
Net cash provided by/(used in) investing activities		339.8		(352.8)		(172.2)
Cash flows from financing activities:
Repayments of Short-Term Debt		0.0		0.0		(300.0)
Proceeds from term loan facility		0.0		0.0		300.0
Repayment of term loan facility		(300.0)		0.0		0.0
Proceeds from senior notes issued		296.8		0.0		0.0
Redemption of preference shares (1)		0.0	[2]	(275.0)		0.0
Preference share issuance		0.0		217.0		0.0
Payments of Ordinary Dividends, Common Stock		0.0		195.0		40.3
Dividends paid on preference shares		(45.5)		(54.9)		(49.9)
Net cash (used in) financing activities		(48.7)		(307.9)		(90.2)
Effect of exchange rate movements on cash and cash equivalents		14.5		(8.1)		6.6
Increase/(decrease) in cash and cash equivalents		744.6		(113.9)		68.9
Cash and cash equivalents at beginning of period		914.2	[3]	1,028.1	[3]	959.2
Cash and cash equivalents at end of period (2)	[3]	1,658.8		914.2		1,028.1
Supplemental disclosure of cash flow information:
Income taxes paid		71.8		69.0		60.9
Interest paid on long-term debt		$ 17.4		$ 20.5		$ 15.6

[1]	Realized and unrealized investment gains and losses include losses of $1.7 million on related party investments (2024 — gains of $2.5 million, 2023 — gains of $8.7 million).
[2]	On January 1, 2025, the Company redeemed all 11,000,000 shares of its issued and outstanding 5.950% Fixed-to-Floating Rate Perpetual Non-Cumulative Preference Shares. The redemption price was paid on January 2, 2025. To facilitate this redemption, the funds of $275.0 million were transferred to a third- party transfer agent on December 30, 2024 and were included in other assets in the consolidated balance sheet. The cash flow was included under financing activities above for the twelve months ended December 31, 2024.
[3]	Cash and cash equivalents includes restricted cash of $130.6 million (2024 — $181.9 million, 2023 — $323.2 million) which are held in trusts